January 9, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  Principal Mutual Life Insurance Company
     Variable Life Separate Account
     PrinFlex Life(R)--Flexible Variable Universal
       Life Insurance Policy, Form S-6
     File Number 333-00101


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of prospectus that would have been filed on behalf of the Registrant pursuant to Rule 497(b) upon the effectiveness of the Registration Statement on December 26, 1996, would not have differed from that contained in the most recent Registration Statement and the text of the most recent Registration Statement was filed electronically on December 19, 1996.

Comments or questions concerning this certificate may be directed to Kim McCartney at 1-800-247-4123, ext. 89155.

Very truly yours

KIM MCCARTNEY

Kim McCartney
Senior Consultant - Product Development

KLM/sl